Capital structure and financial items - Share capital, distributions to shareholders and earnings per share - Earnings Per Share (Details) - DKK (kr)
kr / shares in Units, shares in Thousands, kr in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net profit for the year	kr 38,951	kr 38,628	kr 38,130
Average number of shares outstanding (in shares)	2,374,299	2,419,603	2,473,218
Dilutive effect of average outstanding joint share pool (in shares)	4,359	4,814	4,875
Average number of shares outstanding, including dilutive effect of outstanding joint share pool (in shares)	2,378,658	2,424,417	2,478,093
Basic earnings per share (DKK per share)	kr 16.41	kr 15.96	kr 15.42
Diluted earnings per share (DKK per share)	kr 16.38	kr 15.93	kr 15.39